Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Exposures Gross of Impairment Allowances (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 4,298,632,974	$ 3,535,733,359
Percentage of maximum expose to credit risk	100.00%	100.00%
Local government securities and Central Bank of Argentina Bills [Member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 4,295,809,134	$ 3,525,678,815
Percentage of maximum expose to credit risk	99.93%	99.71%
Corporate Bonds [Member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 2,178,664	$ 8,330,453
Percentage of maximum expose to credit risk	0.05%	0.24%
Financial Trust [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 645,176	$ 1,724,091
Percentage of maximum expose to credit risk	0.02%	0.05%
Impairments Stage 1 [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 4,298,632,974	$ 3,535,733,359
Percentage of maximum expose to credit risk	100.00%	100.00%
Impairments Stage 1 [member] | Local government securities and Central Bank of Argentina Bills [Member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 4,295,809,134	$ 3,525,678,815
Impairments Stage 1 [member] | Corporate Bonds [Member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	2,178,664	8,330,453
Impairments Stage 1 [member] | Financial Trust [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 645,176	$ 1,724,091